CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 8,547	$ 9,290
Goodwill and intangible assets	33,860	43,654
Deferred tax assets	4,185	6,252
Derivative financial instruments	150
Other assets	355	485
Total non-current assets	47,097	59,681
Current assets
Inventories	30,219	32,021
Trade and other receivables	22,668	20,987
Income tax receivable	3,086	1,982
Cash and cash equivalents	27,327	15,231
Short term investments		1,169
Total current assets	83,300	71,390
TOTAL ASSETS	130,397	131,071
Equity attributable to the equity holders of the parent
Share capital	1,213	1,213
Share premium	16,187	16,187
Treasury shares	(24,922)	(24,922)
Accumulated surplus	10,573	16,145
Translation reserve	(5,293)	(3,933)
Other reserves	23	23
Total (deficit)/equity	(2,219)	4,713
Current liabilities
Income tax payable	154	48
Trade and other payables	24,335	16,947
Provisions	416	50
Lease liabilities	2,153	2,404
Total current liabilities	27,058	19,449
Non-current liabilities
Exchangeable notes and other borrowings	82,695	82,021
Derivative financial instruments	1,370	4
Lease liabilities	16,588	17,745
Deferred tax liabilities	4,905	7,139
Total non-current liabilities	105,558	106,909
TOTAL LIABILITIES	132,616	126,358
TOTAL EQUITY AND LIABILITIES	$ 130,397	$ 131,071